SHARE-BASED COMPENSATION (Share-Based Compensation Attributable To Selling And Marketing, Research And Development And General And Administrative Expenses And Loss From Operations Of Discontinued Operations) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation recorded by Group [Line Items]
Share-based compensation	$ 31,603	$ 28,016	$ 23,544
Selling and marketing [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	1,927	598	770
Research and development [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	1,142	1,092	1,363
General and administrative [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 28,534	$ 26,326	$ 21,411